Risk information - Maximum exposure to credit risk (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)
Risk information
Risk weight for standardized approach when no external rating is available		100.00%
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 63,501	kr 69,470
Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		297,710	279,204
Cash and cash equivalents | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		3,362	1,362
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		22,275	8,370
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		33,663	54,132
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		50,947	43,793
Loans to credit institutions | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		16,326	11,235
Loans to the public | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		227,075	222,814
Derivatives | Financial assets at fair value through profit or loss.
Risk information
Maximum exposure to credit risk		kr 7,563	kr 6,968